SEGMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
Summary of Information by Reportable Segment

The following table shows information by reportable segment for the three months ended March 31:

	March 31, 2021		March 31, 2020
	Launch Services	Space Systems	Launch Services	Space Systems
Revenues	$16,462	$1,730	$1,417	$—
Cost of revenues	$15,866	$915	$5,115	$—

Gross profit (loss)	$596	$815	$(3,698)	$—

The following table shows information by reportable segment for the years ended December 31:

	2020		2019
	Launch Services	Space Systems	Launch Services	Space Systems
Revenues	$33,085	$2,075	$48,399	$—
Cost of revenues	$45,872	$1,105	$49,475	$—

Gross profit	$(12,787)	$970	$(1,076)	$—